Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition, Contingent Consideration [Line Items]
Business combination transaction value	$ 19,668
common stock issued In business combination | shares	666,101
Cash transferred	$ 6,110
Intangible asset acquired	10,719
Goodwill resulting from merger	9,953
Core deposit intangible	10,719
Expenses related to the merger		$ 8,590	$ 7,430	$ 7,404
Core Deposits [Member]
Business Acquisition, Contingent Consideration [Line Items]
Core deposit intangible	$ 766
Intangible asset useful life	7 years
Mississippi Gulf Coast [Member]
Business Acquisition, Contingent Consideration [Line Items]
No of operating banking locations	4
Charter Bank [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business combination transaction value	$ 19,668
common stock issued In business combination | shares	666,101
Cash transferred	$ 6,110
percentage of voting interest acquired	100.00%
Expenses related to the merger			$ 558